Corporation's risk-based capital and leverage ratios (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Corporate [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 4,357,148	$ 4,212,070
Capital to Risk Weighted Assets	18.63%	17.25%
Tier One Risk Based Capital	4,058,242	3,899,593
Tier One Risk Based Capital to Risk Weighted Assets	17.35%	15.97%
Tier One Leverage Capital	4,058,242	3,899,593
Tier One Leverage Capital to Average Assets	11.52%	10.90%
Corporate [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,871,326	1,953,146
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	935,663	976,573
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Corporate [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,056,785	1,073,512
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Corporate [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,409,047	1,431,350
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	2,699,339	2,595,068
Capital to Risk Weighted Assets	15.25%	14.30%
Tier One Risk Based Capital	2,288,076	2,177,865
Tier One Risk Based Capital to Risk Weighted Assets	12.93%	12.00%
Tier One Leverage Capital	2,288,076	2,177,865
Tier One Leverage Capital to Average Assets	8.65%	8.11%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	1,415,630	1,451,841
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	707,815	725,920
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular De Puerto Rico [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	793,517	805,263
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular De Puerto Rico [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	1,058,023	1,073,684
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Banco Popular North America [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	1,290,343	1,256,906
Capital to Risk Weighted Assets	24.04%	21.76%
Tier One Risk Based Capital	1,221,893	1,182,642
Tier One Risk Based Capital to Risk Weighted Assets	22.77%	20.47%
Tier One Leverage Capital	1,221,893	1,182,642
Tier One Leverage Capital to Average Assets	15.00%	14.41%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Total Capital [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required for Capital Adequacy	429,387	462,172
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Risk Weighted Asset [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Risk Based Capital Required for Capital Adequacy	214,693	231,086
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Banco Popular North America [Member] | Capital Adecuacy Minimum Requirement Tier I Capital To Average Asset 3 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	244,390	246,256
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	3.00%	3.00%
Banco Popular North America [Member] | Capital Adequacy Minimum Requirement Tier I Capital To Average Asset 4 [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier One Leverage Capital Required for Capital Adequacy	$ 325,853	$ 328,341
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%